PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated July 3, 2008

to the Institutional Prospectus

dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Julius Baer Investment Management LLC, a sub-adviser to the International Equity Fund, has changed its name to Artio Global Management LLC (“Artio”), effective June 15, 2008. Artio is wholly owned by Artio Global Investors Inc. (“Artio Global”). Artio Global, formerly known as Julius Baer Americas Inc., is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland (“Holding Ltd.”).

On February 12, 2008, Holding Ltd. announced that a registration statement had been filed with the Securities and Exchange Commission for a proposed initial public offering (“IPO”) of common stock of Artio Global. Upon completion of the IPO, Holding Ltd will no longer control Artio as all or a portion of the shares of Artio Global owned by Holding Ltd. will be redeemed with the proceeds of the IPO. Immediately after the IPO, it is expected that approximately 70% of Artio will be indirectly owned, collectively, by the public and Holding Ltd. In accordance with its terms, the change of control of Artio results in an “assignment” and an automatic termination of the current sub-advisory agreement with Artio. In order for Artio to continue as the sub-adviser to the International Equity Fund after the change of control occurs, the shareholders of the International Equity Fund must approve a new sub-advisory agreement with Artio. The Adviser will seek the approval by shareholders of the International Equity Fund of a new sub-advisory agreement with Artio prior to the commencement of the IPO, and such approval will only be effective if the change of control occurs.

PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated July 3, 2008

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Julius Baer Investment Management LLC, a sub-adviser to the International Equity Fund, has changed its name to Artio Global Management LLC (“Artio”), effective June 15, 2008. Artio is wholly owned by Artio Global Investors Inc. (“Artio Global”). Artio Global, formerly known as Julius Baer Americas Inc., is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland (“Holding Ltd.”).

On February 12, 2008, Holding Ltd. announced that a registration statement had been filed with the Securities and Exchange Commission for a proposed initial public offering (“IPO”) of common stock of Artio Global. Upon completion of the IPO, Holding Ltd will no longer control Artio as all or a portion of the shares of Artio Global owned by Holding Ltd. will be redeemed with the proceeds of the IPO. Immediately after the IPO, it is expected that approximately 70% of Artio will be indirectly owned, collectively, by the public and Holding Ltd. In accordance with its terms, the change of control of Artio results in an “assignment” and an automatic termination of the current sub-advisory agreement with Artio. In order for Artio to continue as the sub-adviser to the International Equity Fund after the change of control occurs, the shareholders of the International Equity Fund must approve a new sub-advisory agreement with Artio. The Adviser will seek the approval by shareholders of the International Equity Fund of a new sub-advisory agreement with Artio prior to the commencement of the IPO, and such approval will only be effective if the change of control occurs.